12 Months Ended
Aug. 29, 2014

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated July 1, 2015 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated August 29, 2014

Removal of Sub-Adviser

Effective as of July 15, 2015, Union Point Advisors, LLC (“Union Point”) will no longer serve as a sub-adviser to the Fund. The Fund’s assets managed by Union Point will be re-allocated by Blackstone Alternative Investment Advisors LLC, the Fund’s investment adviser, to the Fund’s other sub-advisers. Therefore, all references to Union Point in the Fund’s Prospectus and Statement of Additional Information are hereby removed.